Outstanding Loans and Leases - Credit Card and Other Consumer - Renegotiated TDRs Entered into During the Period by Program Type (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) payment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Financing Receivable, Modifications [Line Items]
Number of consecutive missed payments | payment	2
Credit card and other consumer
Financing Receivable, Modifications [Line Items]
Carrying Value	$ 316	$ 426	$ 522
Period for payment default after modification	12 months
Credit card and other consumer | Direct/Indirect Consumer
Financing Receivable, Modifications [Line Items]
Carrying Value	$ 12	19	38
Percent expected to be in payment default within 12 months after modification	12.00%
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	$ 3	5	12
Credit card and other consumer | Other consumer
Financing Receivable, Modifications [Line Items]
Carrying Value			8
Credit card and other consumer | United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	$ 218	301	329
Percent expected to be in payment default within 12 months after modification	14.00%
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	$ 43	56	61
Credit card and other consumer | Non United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	$ 86	106	147
Percent expected to be in payment default within 12 months after modification	88.00%
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	$ 152	200	236
Internal Programs | Credit card and other consumer
Financing Receivable, Modifications [Line Items]
Carrying Value	138	206	231
Internal Programs | Credit card and other consumer | Direct/Indirect Consumer
Financing Receivable, Modifications [Line Items]
Carrying Value	1	4	15
Internal Programs | Credit card and other consumer | Other consumer
Financing Receivable, Modifications [Line Items]
Carrying Value			8
Internal Programs | Credit card and other consumer | United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	134	196	192
Internal Programs | Credit card and other consumer | Non United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	3	6	16
External Programs | Credit card and other consumer
Financing Receivable, Modifications [Line Items]
Carrying Value	88	113	154
External Programs | Credit card and other consumer | Direct/Indirect Consumer
Financing Receivable, Modifications [Line Items]
Carrying Value	0	2	8
External Programs | Credit card and other consumer | Other consumer
Financing Receivable, Modifications [Line Items]
Carrying Value			0
External Programs | Credit card and other consumer | United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	84	105	137
External Programs | Credit card and other consumer | Non United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	4	6	9
Other | Credit card and other consumer
Financing Receivable, Modifications [Line Items]
Carrying Value	90	107	137
Other | Credit card and other consumer | Direct/Indirect Consumer
Financing Receivable, Modifications [Line Items]
Carrying Value	11	13	15
Other | Credit card and other consumer | Other consumer
Financing Receivable, Modifications [Line Items]
Carrying Value			0
Other | Credit card and other consumer | United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	0	0	0
Other | Credit card and other consumer | Non United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	$ 79	$ 94	$ 122